Promissory Notes Payable - Schedule of Fair Value of Derivative Warrant Liability Assumptions (Details)	12 Months Ended
	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2019 USD ($)	Apr. 24, 2020 USD ($) $ / shares	Nov. 14, 2019 USD ($) $ / shares
Change in derivative liability	$ (18,843,947)	$ 1,892,488
November 2019 Issuance [Member]
Share price | $ / shares	$ 0.73			$ 0.53
Warrant liabilities, fair value	$ 150,161			$ 106,622
Change in derivative liability	$ (43,539)
November 2019 Issuance [Member] | Expected Life [Member]
Warrant liabilities, fair value measurement input, conversion features term	501 days			731 days
November 2019 Issuance [Member] | Volatility [Member]
Warrant liabilities, fair value measurement input, conversion features	100			100
November 2019 Issuance [Member] | Risk Free Interest Rate [Member]
Warrant liabilities, fair value measurement input, conversion features	0.94			1.53
November 2019 Issuance [Member] | Dividend Yield [Member]
Warrant liabilities, fair value measurement input, conversion features	0			0
April 2020 Issuance [Member]
Share price | $ / shares	$ 0.73		$ 0.46
Warrant liabilities, fair value	$ 186,410		$ 99,901
Change in derivative liability	$ (86,509)
April 2020 Issuance [Member] | Expected Life [Member]
Warrant liabilities, fair value measurement input, conversion features term	501 days		568 days
April 2020 Issuance [Member] | Volatility [Member]
Warrant liabilities, fair value measurement input, conversion features	100		100
April 2020 Issuance [Member] | Risk Free Interest Rate [Member]
Warrant liabilities, fair value measurement input, conversion features	0.30		0.33
April 2020 Issuance [Member] | Dividend Yield [Member]
Warrant liabilities, fair value measurement input, conversion features	0		0